Token Enabled Shares [Member] Shareholder Fees - Token-Enabled Shares - UBS Select 100% US Treasury Institutional Fund - Token-Enabled Shares	Apr. 30, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%